Revenue - Major Revenue by Region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-Current Assets by Region
Cloud Revenue	€ 12,555	€ 9,418	€ 8,080
Cloud and Software Revenue	26,521	24,078	23,228
Revenue	30,871	27,842	27,338
EMEA
Non-Current Assets by Region
Cloud Revenue	4,293	3,308	2,608
Cloud and Software Revenue	11,236	10,931	10,364
Revenue	13,081	12,589	12,067
Americas
Non-Current Assets by Region
Cloud Revenue	6,687	4,894	4,439
Cloud and Software Revenue	11,333	9,348	9,239
Revenue	13,295	10,969	11,106
APJ
Non-Current Assets by Region
Cloud Revenue	1,575	1,217	1,033
Cloud and Software Revenue	3,952	3,798	3,625
Revenue	4,495	€ 4,285	€ 4,165
Ukraine
Non-Current Assets by Region
Decrease in revenue	€ 220